Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Revenue	$ 30,541	$ 25,972	$ 59,756	$ 52,664
Cost of sales	(1,436)	(896)	(3,669)	(1,887)
Gross profit	29,105	25,076	56,087	50,777
Sales and marketing expenses	(10,713)	(8,744)	(20,325)	(17,008)
Technology expenses	(3,094)	(2,464)	(6,309)	(4,704)
General and administrative expenses	(6,237)	(6,928)	(12,541)	(12,466)
Movements in credit losses allowance and write-offs	(741)	(118)	(701)	(767)
Fair value movement on contingent consideration	0	(6,087)	0	(6,939)
Operating profit	8,320	735	16,211	8,893
Finance income	230	606	1,174	706
Finance expenses	(897)	(420)	(1,351)	(983)
Income before tax	7,653	921	16,034	8,616
Income tax charge	(723)	(643)	(1,805)	(1,743)
Net income for the period attributable to the shareholders	6,930	278	14,229	6,873
Other comprehensive (loss) income
Exchange differences on translating foreign currencies	(921)	(676)	(3,515)	692
Total comprehensive income (loss) for the period attributable to the shareholders	$ 6,009	$ (398)	$ 10,714	$ 7,565
Net income per share attributable to shareholders, basic (in usd per share)	$ 0.19	$ 0.01	$ 0.39	$ 0.19
Net income per share attributable to shareholders, diluted (in usd per share)	$ 0.19	$ 0.01	$ 0.38	$ 0.18